Earnings Per Share - Reconciliation of Basic and Diluted Earnings Per Share (Parenthetical) (Detail) - shares	3 Months Ended		6 Months Ended
	Jun. 30, 2018	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2017
Earnings Per Share [Abstract]
Anti dilutive securities	0	0	0	0